Warrants from Public Offering (Details)	1 Months Ended					12 Months Ended
	Jul. 17, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 $ / shares shares	Feb. 28, 2017 CHF (SFr)	Feb. 21, 2017 CHF (SFr) shares	Feb. 21, 2017 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2020 $ / shares shares
Warrants from Public Offering (Details) [Line Items]
Number of shares issued							4,125,949	4,125,949		11,417,159
Transaction costs recognized in profit or loss (in Francs) | SFr						SFr 219,615			SFr 520,125
Description of fair value of warrants				The underwriter was granted a 30-day option to purchase up to 1,500,000 (pre-merger) additional common shares and/or 1,500,000 (pre-merger) additional warrants. On February 15, 2017, the underwriter partially exercised its 30-day option to purchase additional common shares and/or warrants in the amount of 1,350,000 (pre-merger) warrants.	The underwriter was granted a 30-day option to purchase up to 1,500,000 (pre-merger) additional common shares and/or 1,500,000 (pre-merger) additional warrants. On February 15, 2017, the underwriter partially exercised its 30-day option to purchase additional common shares and/or warrants in the amount of 1,350,000 (pre-merger) warrants.
Exercise price | $ / shares										$ 240.00
Warrants issued						39,725
Revaluation of derivative description						The revaluation loss of the derivative for the twelve months ended December 31, 2020 amounted to CHF 1,965 (2019: revaluation gain of CHF 285,298). Since its initial recognition on January 30, 2018, the fair value of the warrants has decreased by CHF 2,477,429 resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF 2,483,747).
Warrant [Member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued					10,000,000
Conversion ratio		0.6		0.70	0.70
Common shares issued				7,945,000	7,945,000
Exercise price | $ / shares		$ 100.00			$ 1.20					$ 100.00
Gross proceeds (in Francs) | SFr			SFr 5,091,817
Warrants issued		62,499				37,501
Fair value of warrants (in Francs) | SFr						SFr 0.00
Issued capital [member]
Warrants from Public Offering (Details) [Line Items]
Gross proceeds (in Francs) | SFr			4,906,488
Series B Warrants [member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued	224,358
Conversion ratio	0.25
Common shares issued							143,221	143,221
Exercise price | SFr / shares	SFr 7.80
Fair value of warrants (in Francs) | SFr	SFr 4,353					SFr 6,318
Revaluation of derivative description						no Series B warrants were outstanding and subject to revaluation on December 31, 2020. As of December 31, 2019, the number of Series B warrants outstanding subject to revaluation were 34,535 and the fair value amounted to CHF 0.00. Accordingly, there was no revaluation gain or loss on these warrants for the year ended December 31, 2020 (2019: revaluation gain of CHF 215,572).
Warrants exercised for aggregate amount (in Dollars) | $								$ 1,117,125
Number of warrants exercised							143,221	143,221
Fair value of warrant exercised (in Francs) | SFr							SFr 3,005,348
Fair value of warrants description							Since its initial recognition on July 17, 2018 the fair value of the warrants has increased by CHF 2,433,099, resulting in a loss in the corresponding amounts (fair value as of July 17, 2018: CHF 572,249). On June 18, 2020, the Series B warrants expired without further warrants being exercised.	Since its initial recognition on July 17, 2018 the fair value of the warrants has increased by CHF 2,433,099, resulting in a loss in the corresponding amounts (fair value as of July 17, 2018: CHF 572,249). On June 18, 2020, the Series B warrants expired without further warrants being exercised.
Warrants outstanding subject to revaluation							34,535	34,535
Series A Warrants [member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued	314,102
Conversion ratio	0.35
Common shares issued	897,435						145,226	145,226
Warrants exercised for aggregate amount (in Dollars) | $								$ 1,132,762
Public offering [Member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued					10,000,000
Conversion ratio				0.40	0.40
Net proceeds after underwriting discounts				SFr 9.1	$ 9,100,000
Share issue related cost (in Francs) | SFr				903,919
Transaction costs recognized in equity (in Francs) | SFr				397,685
Transaction costs recognized in profit or loss (in Francs) | SFr				SFr 506,234
Gross proceeds (in Francs) | SFr			SFr 9,998,305